AMERICAS                                                               ING FUNDS


ING MONEY MARKET FUND
ANNUAL REPORT / OCTOBER 31, 2000




                                [MONEY MARKET GRAPHIC]




                                                                [ING FUNDS LOGO]

TABLE OF CONTENTS
FUND INFORMATION AT YOUR FINGERTIPS


WE ARE PLEASED TO PROVIDE THIS DETAILED REVIEW OF THE ING MONEY MARKET FUND FOR THE PERIOD THAT ENDED OCTOBER 31, 2000. TO HELP ANALYZE YOUR FUND WE HAVE BROKEN DOWN THE REPORT INTO A NUMBER OF EASY-TO-FOLLOW SECTIONS. LISTED BELOW IS A TABLE OF CONTENTS AND DESCRIPTION OF EACH SECTION.

PAGE 3 FUND SUMMARY

A summary of the Fund's performance record and portfolio composition, and an interview with the Fund's portfolio manager.

PAGES 4 - 5 SCHEDULE OF INVESTMENTS

A complete listing of the securities in the Fund's portfolio as of October 31, 2000. This section also includes the number of shares or principal amount, and market value as of the end of the reporting period.

PAGE 7 FINANCIAL HIGHLIGHTS

A description of the factors that affected a Fund's net asset value (NAV) during the reporting period. In addition to providing total returns, this section reports asset sizes, distributions, expense ratios and portfolio turnover rates (when applicable).

PAGE 8 STATEMENT OF ASSETS & LIABILITIES

A complete "balance sheet" as of the end of the reporting period. It includes the Fund's NAV, which is calculated by dividing its net assets (assets minus liabilities) by its number of shares outstanding.

PAGE 8 STATEMENT OF OPERATIONS

A listing of a Fund's investment income, expenses and gains or losses on securities, as well as appreciation or depreciation from portfolio holdings.

PAGE 9 STATEMENTS OF CHANGES IN NET ASSETS

A reporting of the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets could occur for a variety of reasons, including investment operations, dividend distributions and capital share transactions.

PAGES 10 - 12 NOTES TO FINANCIAL STATEMENTS

A description of the significant accounting policies of the Fund, and more detailed information about the schedules and tables that appear in the report.

INSIDE BACK COVER FUND FAMILY OVERVIEW

A brief summary of the ING Funds, including objectives and primary portfolios.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ING Funds are distributed by ING Funds Distributor, Inc. and ING Pilgrim Securities, Inc. through a sub-distribution agreement. Member NASD.

A LETTER FROM THE PRESIDENT


[PHOTO OF ROBERT W. STALLINGS]

ROBERT W. STALLINGS,
President & CEO
ING Funds Trust

"WE CONTINUE TO BELIEVE IT'S IMPERATIVE TO TAKE A LONG-TERM INVESTMENT APPROACH AND TO MAINTAIN A BROADLY DIVERSIFIED PORTFOLIO."


DEAR FELLOW SHAREHOLDERS,

We are pleased to present the latest ING Funds Annual Shareholder Report, covering the one-year period ended October 31, 2000. We include a review of the financial markets, followed by detailed information about your fund's investment.

A VOLATILE STOCK MARKET During the one-year reporting period, the S&P 500 Index produced a 6.09% return, while the Nasdaq composite rose 13.59% and the MSCI EAFE Index fell 2.66%.

    The period began on a positive note for U.S. equities. The bull market continued through February, with the majority of the gains produced by large-cap growth and technology-related stocks. In March, however, the markets experienced a widely anticipated correction. Continued strong economic growth, inflationary pressures and rising interest rates drove the decline. While other types of stocks were dragged down, technology issues experienced the brunt of the fall. Within a few weeks the technology-heavy Nasdaq composite had fallen 37% from its peak.

    The equity markets then abruptly changed course for a brief period during the summer. Investors were encouraged that signs of moderating economic growth would result in an end to interest rate hikes by the Federal Reserve. However, market sentiment shifted yet again, as uncertainty arose regarding the state of corporate profits in the face of an economic slowdown and high energy prices. All told, by the end of the reporting period the Standard & Poor's 500 and the Nasdaq were down 7% and 46%, respectively, from their March 2000 peaks.

    The overseas equity markets were not immune from the market's gyrations. Once again, the technology sector was the most volatile area. By the end of the reporting period, most developed markets in Europe, Japan and Asia, as well as many emerging equity markets, registered negative returns.

A MIXED BOND MARKET During the reporting period the bond market, as measured by the Lehman Brothers Aggregate Bond Index, generated a 7.30% return. Early in the reporting period most sectors of the U.S. bond faltered, due to rising interest rates. However, when the Federal Reserve moved to a more accommodating monetary policy, the U.S. fixed income market subsequently rebounded. One noteworthy exception was the performance of high yield bonds. Rising default rates, falling demand and slower economic growth caused these issues to perform poorly during the period.

LOOKING AHEAD As we look ahead, it's entirely possible that the gyrations we're experiencing in the financial markets could continue. Uncertainty surrounding the direction of the economy, corporate profits and inflation could unsettle investors in the coming months. As such, we continue to believe it is imperative to take a long-term investment approach and to maintain a broadly diversified portfolio.

NEW PARTNERSHIP On September 1, ING purchased ReliaStar Financial Corp., the indirect parent company of Pilgrim Capital Corp., now ING Pilgrim Capital Corporation. ING Pilgrim is the new umbrella sales and marketing name for the Pilgrim and ING fund families, with approximately one million shareholders. We are happy to bring together the global financial services power of ING with the disciplined investment experience of Pilgrim Funds and ING Funds. The new organization will strive to provide unparalleled global asset management expertise to investors and investment professionals.

    I would like to thank you for your ING Funds investment, and look forward to serving your needs in the future.

Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
President & CEO
November 17, 2000


2  ING Money Market Fund Annual Report / October 31, 2000

DATA AS OF 10/31/00

ING MONEY MARKET FUND
FOR INVESTORS SEEKING PRESERVATION OF CAPITAL AND LIQUIDITY

ASSET ALLOCATION(1)

1st Tier Commercial Paper                                                  59.1%
--------------------------------------------------------------------------------
Short & Medium Term Notes                                                  14.5
--------------------------------------------------------------------------------
Floating Rate Notes                                                        10.3
--------------------------------------------------------------------------------
Yankee CD                                                                   5.2
--------------------------------------------------------------------------------
Repurchase Agreement                                                        4.5
--------------------------------------------------------------------------------
Domestic CD                                                                 3.3
--------------------------------------------------------------------------------
Euro CD                                                                     3.1

PERFORMANCE HIGHLIGHTS

                                                            iMoneyNet, Inc.
                                                            1st Tier
                                                            Retail Index(4)
                     7-Day Yield        30-Day Yield        (30-Day) Average
A Shares             5.97%              5.95%               5.89%
--------------------------------------------------------------------------------
B Shares             5.33               5.31                  --
--------------------------------------------------------------------------------
C Shares             5.33               5.31                  --
--------------------------------------------------------------------------------
I Shares(2)          6.43               6.41                  --
--------------------------------------------------------------------------------
X Shares(3)          5.33               5.32                  --

Inception date for Class A, B, and C shares is 12/15/98.
Inception date for Class I shares is 10/13/99.
Inception date for Class X shares is 1/20/99.

TOP TEN HOLDINGS(1)

State Street Repurchase Agreement,
6.54% due 11/1/00                                                           4.5%
--------------------------------------------------------------------------------
Toronto Dominion Bank NY
ECD 6.56% due 12/20/00                                                      2.2
--------------------------------------------------------------------------------
Wachovia Bank NA,
6.54% due 12/7/00                                                           2.2
--------------------------------------------------------------------------------
Wachovia Bank NA,
6.59% due 11/16/00                                                          2.2
--------------------------------------------------------------------------------
Park Avenue Receivable ABCP
due 1/29/01                                                                 1.9
--------------------------------------------------------------------------------
Ciesco LP CP due 11/2/00                                                    1.8
--------------------------------------------------------------------------------
Ford Motor Credit Corp. CP,
due 11/20/00                                                                1.7
--------------------------------------------------------------------------------
Caterpillar Financial Services
FRN 6.75% due 11/22/00                                                      1.5
--------------------------------------------------------------------------------
Household Finance Corp.
FRN 6.63% due 12/29/00                                                      1.5
--------------------------------------------------------------------------------
SBC Communications
FRN 6.63% due 11/15/00                                                      1.5

PAST PERFORMANCE IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORP., OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

1. Fund holdings are subject to change and are dollar-weighted based on invested assets. 2. Class I shares are offered only to a) retirement plans affiliated with ING Group and, b) ING Group and its affiliates for purposes of corporate cash management. Shares are sold without an initial sales charge and are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. 3. Class X shares are offered to qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) Plans). Investors purchasing Class X shares will receive bonus shares having a value equal to 2% of the amount invested. Bonus shares are paid by the Fund's Distributor. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for bonus shares. 4. The iMoneyNet, Inc. 1st Tier Retail Index tracks the performance, assets, average maturities and portfolio composition of over 1,300 taxable and tax-free money funds.

MANAGER'S OVERVIEW


[PHOTO OF JENNIFER THOMPSON]
JENNIFER THOMPSON
Portfolio Management
Team Leader

OBJECTIVE
The preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

"THE FUND CONTINUED TO BENEFIT FROM THE HIGHER RATES IT EARNS ON THESE SECURITIES."


QUESTION: How did the Fund perform during the reporting period?

ANSWER: The Fund continued to meet its objective of providing high current income. As of October 31, 2000 the Fund had a seven-day yield of 5.98% for its Class A shares, 5.33% for its Class B, C and X shares. This compares to the seven-day yield of 5.89% from the Fund's benchmark, the iMoneyNet, Inc. First Tier Retail Index.

QUESTION: Can you describe the economic conditions over the last year?

ANSWER: During the year, the U.S. economy continued to demonstrate strength as represented by the real GDP of 7.3% in the fourth quarter 1999, 4.8% in first quarter of 2000 and 5.6% during the second quarter 2000. In order to contain potential inflationary pressures, the Fed raised its Fed Funds target beginning in June 1999 and continuing through May 2000.

    Since May 2000, the Fed has chosen to leave rates unchanged, but maintains a view that conditions may lead to increased inflationary pressures in the future. In fact, the economy is showing signs of expanding at a slower rate as represented by preliminary third quarter GDP of 2.7%.

QUESTION: What strategies did you employ in this environment?

ANSWER: For the first half of the period, the Fund's average maturity was shorter than its competitors in anticipation of Fed rate hikes. Thus, after each increase, the Fund invested maturing securities at higher rates, faster than its competitors. However, after the May 2000 increase the Fund extended its average maturity beyond that of competitors, by selectively purchasing longer maturity securities. The timing of this extension was good, as long-term rates peaked in May and have gradually ratcheted down since then. The Fund continues to benefit from the higher rates it earns on these securities.

QUESTION: What is your outlook for the Fund?

ANSWER: At its most recent meeting, the Fed left rates unchanged, but continued to express concerns about inflation. However, market sentiment expresses a slightly different view -- that inflationary risks are moderating and the Fed's next move might be to lower short-term rates, although there is little consensus about the timing of such a move. As such, the yield curve is flat, and the Fund's average maturity remains longer than competitors as a hedge.


SEE PAGE 4 FOR FINANCIAL DETAILS.


THE VIEWS EXPRESSED IN THE MANAGER'S OVERVIEW ARE SOLELY THOSE OF THE PORTFOLIO MANAGER.


[ING FUNDS LOGO]       ING Money Market Fund Annual Report / October 31, 2000  3

OCTOBER 31, 2000

SCHEDULE OF INVESTMENTS
ING MONEY MARKET FUND

  Principal
    Amount                                                           Ratings(1)          Value
--------------------------------------------------------------------------------------------------
ASSET-BACKED COMMERCIAL PAPER(2) -- 23.5%
--------------------------------------------------------------------------------------------------
$20,000,000  Ciesco LP, 6.64% to 6.73%
             due 11/2/00 to 2/1/01(3)                                 A-1+/P-1        $ 19,824,082
 15,000,000  Corporate Asset Funding,
             6.65% to 6.71%
             due 11/9/00 to 2/23/01(3)                                A-1+/P-1          14,875,733
 17,000,000  Delaware Funding Corp.,
             6.65% to 6.76%
             12/13/00 to 1/18/01(3)                                   A-1+/P-1          16,793,224
 20,768,000  Park Avenue Receivable,
             6.64% to 6.74%
             due 11/17/00 to 1/29/01(3)                                A-1/P-1          20,579,074
 14,000,000  Preferred Receivable Funding,
             6.63% to 6.70%
             due 11/22/00 to 12/4/00(3)                                A-1/P-1          13,932,907
 21,470,000  Windmill Funding,
             6.62% to 6.68%
             due 11/10/00 to 12/8/00(3)                               A-1+/P-1          21,402,732

TOTAL ASSET-BACKED COMMERCIAL PAPER
            (Cost -- $107,407,752)                                                    $107,407,752
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER(2) -- 35.6%
--------------------------------------------------------------------------------------------------
AUTO CARS/LIGHT TRUCKS -- 1.1%
  5,000,000  DaimlerChrysler NA Holding,
             6.66% due 11/8/00(3)(4)                                   A-1/P-1        $  4,993,661

COMMERCIAL BANKS -- 3.7%
  7,000,000  Abbey National North America,
             6.75% due 12/22/00                                       A-1+/P-1           6,937,128
 10,000,000  State Street Corp., 6.61% to
             6.73% due 12/18/00 to 1/24/01                            A-1+/P-1           9,881,998
                                                                                      ------------
                                                                                        16,819,126
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
  5,000,000  Associates Corp. NA,
             6.78% due 1/16/01(3)(4)                                   A-1/P-1           4,930,544
 13,000,000  General Electric Capital Corp.,
             6.65% to 6.88%
             due 12/14/00 to 2/6/01                                   A-1+/P-1          12,834,948
                                                                                      ------------
                                                                                        17,765,492
FINANCE - AUTO LOANS -- 5.4%
 17,000,000  General Motors Acceptance Corp.,
             6.73% to 6.82%
             due 1/30/01 to 2/12/01                                    A-1/P-1          16,705,887
  8,000,000  Ford Motor Credit Co.,
             6.61% due 11/20/00                                        A-1/P-1           7,972,682
                                                                                      ------------
                                                                                        24,678,569
FINANCE - CONSUMER LOANS -- 3.3%
 15,000,000  American General Finance Corp.
             6.63% to 6.70%
             due 11/13/00 to 12/15/00(3)                               A-1/P-1          14,937,723

FINANCE - CREDIT CARD -- 1.1%
  5,000,000  American Express Co.,
             6.62% due 11/30/00                                        A-1/P-1           4,973,900

FINANCE - INVESTMENT BANKER/BROKER -- 3.7%
 12,000,000  Goldman Sachs Group Inc.,
             6.83% to 6.92%
             due 1/10/01 to 2/7/01                                    A-1+/P-1          11,802,607
  5,000,000  Salomon Smith Barney Holdings
             Inc., 6.65% due 11/1/00                                   A-1/P-1           5,000,000
                                                                                      ------------
                                                                                        16,802,607

  Principal
    Amount                                                           Ratings(1)          Value
--------------------------------------------------------------------------------------------------
FINANCE - OTHER SERVICES -- 0.7%
$3,500,000   Caterpillar Financial Services,
             Inc., 7.01% due 2/1/01                                    A-1/P-1        $  3,440,519

FOOD - FLOUR & GRAIN -- 1.1%
 5,000,000   Archer Daniels Midland,
             6.83% due 2/8/01                                          A-1/P-1           4,910,487

FOOD - MISCELLANEOUS/DIVERSIFIED -- 1.5%
 7,000,000  Heinz Co., 6.73% due 2/5/01                                A-1/P-1           6,878,667

MONEY CENTER BANKS -- 1.1%
 5,000,000   Credit Suisse First Boston Inc.,
             6.74% due 2/12/01                                        A-1+/P-1           4,907,014

MULTI-LINE INSURANCE -- 1.5%
 7,000,000   Aegon Funding Corp.
             6.62% due 12/13/00(3)                                    A-1+/P-1           6,949,122

RETAIL - DISCOUNT -- 1.1%
 5,000,000   Wal-Mart Stores Inc.,
             6.65% due 11/21/00                                       A-1+/P-1           4,982,028

SPECIAL PURPOSE ENTITY -- 4.0%
 5,000,000   Bell Atlantic Financial Services,
             Inc., 6.68% due 11/1/00                                   A-1/P-1           5,000,000
 5,000,000   Deutsche Bank Financial,
             6.75% due 1/31/01                                        A-1+/P-1           4,917,721
 8,600,000   Verizon Global Funding,
             6.68% to 6.72%
             due 11/1/00 to 11/6/00                                   A-1+/P-1           8,593,681
                                                                                      ------------
                                                                                        18,511,402
SUPER-REGIONAL BANKS - US -- 1.1%
 5,000,000   Bank of America NA,
             7.03% due 12/6/00                                        A-1+/P-1           4,967,430

TELEPHONE - LONG DISTANCE -- 1.3%
 6,000,000   AT&T Corp.,
             6.74% due 1/29/01                                        A-1+/P-1           5,903,287

TOTAL COMMERCIAL PAPER
             (Cost -- $162,421,034)                                                   $162,421,034
--------------------------------------------------------------------------------------------------
SHORT-TERM AND MEDIUM-TERM NOTES -- 24.8%
--------------------------------------------------------------------------------------------------
AUTO - CARS/LIGHT TRUCKS -- 1.1%
 5,000,000   DaimlerChrysler NA Holding,
             Series C, 6.56% due 11/22/00(5)                           A-1/P-1        $  4,998,976

COMMERCIAL BANKS -- 6.0%
             Bank One NA Illinois:
 2,500,000   6.94% due 12/5/00                                         A-1/P-1           2,500,222
 4,000,000   6.63% due 12/22/00(5)                                     A-1/P-1           3,999,229
 6,000,000   7.16% due 6/26/01                                         A-1/P-1           5,999,632
 5,000,000   6.60% due 10/24/01                                        A-1/P-1           5,000,000
10,000,000   Wachovia Bank NA,
             6.59% due 11/16/00                                       A-1+/P-1          10,000,000
                                                                                      ------------
                                                                                        27,499,083
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
 5,000,000   Citigroup Inc., Series A,
             6.58% due 11/6/00(5)                                     A-1+/P-1           5,000,000

FINANCE - CONSUMER LOANS -- 2.6%
             Household Finance Corp.:
 7,000,000   6.63% due 12/29/00(5)                                     A-1/P-1           7,000,000
 5,000,000   6.71% due 1/22/01(5)                                      A-1/P-1           4,996,350
                                                                                      ------------
                                                                                        11,996,350


4  ING Money Market Fund Annual Report / October 31, 2000

  Principal
    Amount                                                           Ratings(1)          Value
--------------------------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKER/BROKER -- 1.3%
             Merrill Lynch & Co.:
$2,000,000   Series B, 6.74% due 2/7/01                               AA-/Aa3         $  1,999,949
 4,000,000   Series B, 6.77% due 2/23/01                              AA-/Aa3            4,000,000
                                                                                      ------------
                                                                                         5,999,949
FINANCE - OTHER SERVICES -- 1.6%
 7,000,000   Caterpillar Financial Services Corp.,
             Series F, 6.75% due 11/22/00(5)                             A/A2            7,003,417

FOOD - MISCELLANEOUS/DIVERSIFIED -- 1.5%
 7,000,000   General Mills Inc., Series F,
             6.68% due 2/9/01                                           A-/A3            6,999,139

MONEY CENTER BANKS -- 1.1%
 5,000,000   Bank of America Corp.,
             5.34% due 2/9/01                                          A+/Aa2            4,979,208

RETAIL - DISCOUNT -- 1.3%
 6,000,000   Wal-Mart Stores, Inc.,
             5.955% due 6/1/01                                         AA/Aa2            5,951,838

SPECIAL PURPOSE ENTITY -- 1.1%
 5,000,000   Unilever Capital Corp.,
             6.68313% due 12/7/00(3)(5)                               A-1/P-1            5,000,000

SUPER-REGIONAL BANKS - US -- 2.2%
             Bank of America NA:
 5,000,000   6.80% due 2/5/01                                         AA-/Aa1            5,000,000
 5,000,000   7.12% due 6/21/01                                        AA-/Aa1            5,000,000
                                                                                      ------------
                                                                                        10,000,000
TELEPHONE - INTEGRATED -- 1.5%
7,000,000    SBC Communications Inc.,
             6.63% due 11/15/00(3)(5)                                 AA-/Aa3            7,000,000

TELEPHONE - LONG DISTANCE -- 2.4%
             AT&T Corp.:
 5,000,000   6.56% due 11/8/00(3)(5)                                  A-1/P-1            4,999,832
 6,000,000   6.65% due 11/20/00(3)(5)                                 A-1/P-1            6,000,000
                                                                                      ------------
                                                                                        10,999,832
TOTAL SHORT-TERM AND MEDIUM-TERM NOTES
            (Cost -- $113,427,792)                                                    $113,427,792

  Principal
    Amount                                                           Ratings(1)          Value
--------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 11.6%
--------------------------------------------------------------------------------------------------
$ 6,000,000  Canadian Imperial Bank
             NY Yankee, 6.62% due 12/27/00                            A-1+/P-1        $  6,000,207
  4,000,000  Deutsche Bank NY Yankee,
             6.89% due 8/20/01                                        A-1+/P-1           3,998,856
  5,000,000  First Union National Bank,
             7.00% due 4/30/01                                        A-1+/P-1           5,003,442
  4,000,000  Societe Generale Euro,
             6.71% due 2/12/01                                        A-1+/P-1           3,996,951
 10,000,000  Toronto Dominion Bank Ltd.
             Euro, 6.56% due 12/20/00                                 A-1+/P-1          10,000,134
  7,000,000  Toronto Dominion Bank Ltd.
             Yankee, 7.20% due 5/9/01                                 A-1+/P-1           7,000,000
  7,000,000  UBS AG Stamford CT Yankee,
             6.875% due 3/27/01                                       A-1+/P-1           6,999,602
 10,000,000  Wachovia Bank NA,
             6.54% due 12/7/00                                        A-1+/P-1          10,000,000

TOTAL CERTIFICATE OF DEPOSIT
             (Cost -- $52,999,192)                                                    $ 52,999,192
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
--------------------------------------------------------------------------------------------------
 20,750,000  State Street Bank & Trust Co., 6.540%
             due 11/1/2000; Proceeds at maturity --
             $20,753,770; (Fully collateralized by
             Federal Home Loan Bank, 5.77% due
             4/27/2004; Market value -- $21,168,394)
             (Cost -- $20,750,000)                                                    $ 20,750,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
--------------------------------------------------------------------------------------------------
             (Cost -- $457,005,770)(6)                                                $457,005,770

1. Credit ratings are provided by Standard & Poor's Rating Group and Moody's Investors Service, Inc. (unaudited).

2. Rate shown is yield to maturity on date of purchase in effect at October 31, 2000.

3. 4-2 commercial paper or 144a issue. These securities may be sold to qualified institutional investors only. Total value of securities amounted to $162,218,634 or 35.4% of net assets.

4. Extendible commercial note. These issues are considered to be illiquid, total value amounted to $9,924,205 or 2.2% of net assets.

5. Floating rate security, date shown is the next interest reset date. Interest rate shown is the current rate.

6. Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.


                        ING Money Market Fund Annual Report / October 31, 2000 5

OCTOBER 31, 2000 (UNAUDITED)

BOND RATINGS

All ratings are by Standard & Poor's Rating Group (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's). The definitions of the applicable rating symbol are set forth below:

Standard & Poor's applies indicators "+" and " - " to its rating categories. The indicators show relative standing within the major rating categories.

AAA      - Highest grade debts in which capacity to pay interest and repay principal is extremely strong.

AA       - High-grade debts having a very strong capacity to pay interest and repay principal.

A        - Upper medium grade debts that have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB      - Debts having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB,B,    - Debts rated in these categories are predominantly speculative with
CCC, CC respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

Moody's applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Aaa      - Debts judged to be the best quality and carry the smallest degree of investment risk.

Aa       - Debts judged to be of high quality by all standards.

A        - Debts possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

Baa      - Debts are considered to be medium grade obligations, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba       - Debts rated in this category are judged to have speculative elements, their future cannot be considered as well assured.

B        - Debts rated in this category generally lack characteristics of the desirable investment.

Caa      - Debts in this category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

SHORT-TERM RATINGS

A-1      - Standard & Poor's highest rating for demand obligations and commercial paper. It indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2      - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

P-1      - Moody's highest commercial paper rating. Issuers rated Prime-1
           ("P-1") have a superior ability for repayment of senior short-term promissory obligations.

P-2      - Issuers rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term promissory obligations.

NR       - Indicates that the bond is not rated by Standard & Poor's or Moody's.


6  ING Money Market Fund Annual Report / October 31, 2000

FINANCIAL HIGHLIGHTS
ING MONEY MARKET FUND


For a share of beneficial interest outstanding         Class A Shares(1)           Class B Shares(1)          Class C Shares(1)
throughout each period:                            10/31/00        10/31/99     10/31/00       10/31/99    10/31/00       10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period     $   1.00      $   1.00        $ 1.00      $ 1.00         $ 1.00        $ 1.00

From investment operations:(4)
  Net investment income                                0.06          0.04          0.05        0.03           0.05          0.03
  Net realized and unrealized gain                       --            --            --          --             --            --
                                                   --------      --------        ------      ------         ------        ------
  Total from investment operations                     0.06          0.04          0.05        0.03           0.05          0.03
                                                   --------      --------        ------      ------         ------        ------
Distributions paid from investment income             (0.06)        (0.04)        (0.05)      (0.03)         (0.05)        (0.03)
                                                   --------      --------        ------      ------         ------        ------
Net asset value per share, end of period           $   1.00      $   1.00        $ 1.00      $ 1.00         $ 1.00        $ 1.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)           $440,651      $228,124        $2,706      $1,173         $2,035        $  444
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5)          5.70%         3.98%(6)      5.03%       3.31%(6)       5.03%         3.30%(6)
Ratios to average net assets:
  Net expenses                                         0.74%         0.73%(7)      1.38%       1.41%(7)       1.39%         1.41%(7)
  Gross expenses                                       1.42%         1.67%(7)      1.67%       1.79%(7)       1.67%         1.78%(7)
  Net investment income                                5.59%         4.59%(7)      4.93%       3.85%(7)       5.03%         3.89%(7)
------------------------------------------------------------------------------------------------------------------------------------

For a share of beneficial interest outstanding             Class I Shares(2)           Class X Shares(3)
throughout each period:                                 10/31/00       10/31/99      10/31/00     10/31/99
-------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period          $  1.00       $ 1.00         $ 1.00      $ 1.00

From investment operations:(4)
  Net investment income                                    0.06         0.00(8)        0.05        0.03
  Net realized and unrealized gain                           --           --             --          --
                                                        -------       ------         ------      ------
  Total from investment operations                         0.06         0.00(8)        0.05        0.03
                                                        -------       ------         ------      ------
Distributions paid from investment income                 (0.06)       (0.00)(8)      (0.05)      (0.03)
                                                        -------       ------         ------      ------
Net asset value per share, end of period                $  1.00       $ 1.00         $ 1.00      $ 1.00
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                $12,061       $1,906         $  382      $1,512
-------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5)              6.19%        0.28%(6)       5.03%       2.94%(6)
Ratios to average net assets:
  Net expenses                                             0.28%        0.31%(7)       1.40%       1.41%(7)
  Gross expenses                                           0.41%        0.59%(7)       1.68%       1.73%(7)
  Net investment income                                    5.96%        5.29%(7)       4.69%       3.81%(7)
-------------------------------------------------------------------------------------------------------------

1. Class A, B and C shares commenced operations on December 15, 1998.

2. Class I shares commenced offering on October 13, 1999.

3. Class X shares commenced offering on January 20, 1999.

4. Per share calculation is based on average number of shares outstanding during the period.

5. Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable contingent deferred sales load with respect to Class B, C, and X shares. Total return for Class X shares does not include the 2.00% bonus shares paid by the Distributor. If the effect of bonus shares was included, total return for Class X shares would have been 7.13% for the year ended 10/31/00 and 5.00% for the period ended 10/31/99. Total returns would be lower if the Fund's expenses were not waived or reimbursed.

6. Not annualized.

7. Annualized.

8. Amount represents less than $0.01.


                       ING Money Market Fund Annual Report / October 31, 2000  7

STATEMENT OF ASSETS & LIABILITIES
OCTOBER 31, 2000

ING MONEY MARKET FUND
--------------------------------------------------------------------------------
ASSETS:
Investments in securities, at cost                                  $457,005,770
                                                                    ------------

Investments in securities, at value                                 $457,005,770
Cash                                                                      85,971
Receivable for fund shares sold                                          562,811
Interest receivable                                                    2,788,150
Prepaid expenses                                                          34,283
                                                                    ------------
Total Assets                                                         460,476,985
LIABILITIES:
Payable for fund shares redeemed                                       2,324,932
Dividend payable                                                           9,984
Management fee payable (Note 3)                                           48,329
Distribution fee payable (Note 3)                                         44,185
Other accrued expenses                                                   215,102
                                                                    ------------
Total Liabilities                                                      2,642,532
--------------------------------------------------------------------------------
NET ASSETS                                                          $457,834,453
--------------------------------------------------------------------------------
Composition of Net Assets:
   Par value of shares of beneficial interest                       $    457,854
   Capital paid in excess of par value                               457,376,599
--------------------------------------------------------------------------------
NET ASSETS                                                          $457,834,453
--------------------------------------------------------------------------------
Class A Shares
   Net Assets                                                       $440,650,792
   Shares Outstanding                                                440,669,967
   Net Asset Value Per Share (and redemption price)                 $       1.00
   Maximum Public Offering Price                                    $       1.00
Class B Shares
   Net Assets                                                       $  2,705,500
   Shares Outstanding                                                  2,705,627
   Net Asset Value Per Share(1)                                     $       1.00
Class C Shares
   Net Assets                                                       $  2,034,792
   Shares Outstanding                                                  2,034,872
   Net Asset Value Per Share(2)                                     $       1.00
Class I Shares
   Net Assets                                                       $ 12,061,357
   Shares Outstanding                                                 12,061,974
   Net Asset Value Per Share (and redemption price)                 $       1.00
Class X Shares
   Net Assets                                                       $    382,012
   Shares Outstanding                                                    382,028
   Net Asset Value Per Share(1)                                     $       1.00

1. Redemption price is net asset value per share of Class B and X shares reduced by a 5.00% CDSL if shares are redeemed within one year from purchase (See Note
3).

2. Redemption price is net asset value per share of Class C shares reduced by a 1.00% CDSL if shares are redeemed within one year from purchase (See Note 3).

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

ING MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $ 23,674,422
                                                                    ------------
EXPENSES:
Distribution fees (Note 3)                                             1,795,994
Transfer agent fees (Note 3)                                           1,008,253
Management fee (Note 3)                                                  932,291
Shareholder servicing fees (Note 3)                                      892,631
Registration fees                                                        245,760
Reports to shareholders                                                   73,132
Professional fees                                                         69,011
Fund accounting fee                                                       47,712
Custodian fee                                                             29,727
Trustees' fees                                                             9,270
Other expenses                                                            28,021
                                                                    ------------
Total expenses                                                         5,131,802
                                                                    ------------
Expenses waived by Manager
    and Distributor (Note 3)                                          (2,411,399)
                                                                    ------------
Net expenses                                                           2,720,403
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               $ 20,954,019
--------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
Realized gain from security transactions                                      --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 20,954,019
--------------------------------------------------------------------------------

See Notes to Financial Statements.

8  ING Money Market Fund Annual Report / October 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                           Year Ended          Period Ended
ING MONEY MARKET FUND                    October 31, 2000   October 31, 1999(1)
INCREASE IN NET ASSETS:
Net investment income                     $  20,954,019       $   3,093,838
Net realized loss on investments                     --                  --
                                          -------------       -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    20,954,019           3,093,838
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A shares                              (19,815,480)         (3,055,168)
Class B shares                                 (135,706)             (7,890)
Class C shares                                  (53,814)             (5,583)
Class I shares                                 (946,158)             (5,232)
Class X shares                                  (22,875)            (19,965)
                                          -------------       -------------
                                            (20,974,033)         (3,093,838)
CAPITAL SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares
Class A shares                              880,095,214         325,378,899
Class B shares                               11,939,590           1,897,590
Class C shares                                4,458,551             675,705
Class I shares                               39,600,100           1,901,244
Class X shares                                1,107,597           2,378,957
                                          -------------       -------------
                                            937,201,052         332,232,395
Dividend reinvestments
Class A shares                               19,495,251           3,010,550
Class B shares                                  120,224               7,368
Class C shares                                   38,998               5,450
Class I shares                                  863,004               5,232
Class X shares                                   21,226              19,653
                                          -------------       -------------
                                             20,538,703           3,048,253
Cost of shares repurchased
Class A shares                             (687,044,099)       (100,268,229)
Class B shares                              (10,526,772)           (734,755)
Class C shares                               (2,907,002)           (239,212)
Class I shares                              (30,307,606)                 --
Class X shares                               (2,258,570)           (886,834)
                                          -------------       -------------
                                           (733,044,049)       (102,129,030)
                                          -------------       -------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS                  224,695,706         233,151,618
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                      224,675,692         233,151,618
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                         233,158,761               7,143
--------------------------------------------------------------------------------
END OF PERIOD*                            $ 457,834,453       $ 233,158,761
--------------------------------------------------------------------------------
*Including net undistributed
 investment income of:                               --       $      20,014

1. Commenced operations on December 15, 1998.

See Notes to Financial Statements.


                       ING Money Market Fund Annual Report / October 31, 2000  9

OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     ING Money Market Fund (the "Fund") is a separate investment portfolio of the ING Funds Trust (the "Trust"). The Trust was organized as a Delaware business trust on July 30, 1998 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and twenty-six other investment portfolios: ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund, ING Stable Value Fund, ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Tax Efficient Equity Value Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Internet Fund II, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Global Real Estate Fund and ING Quality of Life Fund. The financial statements and financial highlights of the other funds are presented in separate annual reports except for the ING U.S. Treasury Money Market Fund, ING National Tax-Exempt Money Market Fund, ING Mortgage Income Fund, ING Stable Value Fund, ING Tax Efficient Equity Value Fund, ING Internet Fund II, ING Balanced Fund, ING Global Real Estate Fund and ING Quality of Life Fund, which have not commenced operations. The Fund offers five classes of shares, which have been designated to Class A, B, C, I and X shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

     SECURITY VALUATION The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME Investment transactions are recorded on trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums are treated as adjustments to interest income and identified costs of investments over the lives of the respective investments.

     U.S. FEDERAL TAX STATUS The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to U.S. federal excise tax.

     DIVIDENDS AND DISTRIBUTIONS The Fund declares daily dividends from net investment income. Dividends are paid monthly, generally on the last business day of each month. Distribution of net realized gains, if any, will be declared and paid at least annually by the Fund.

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     EXPENSES Expenses directly attributable to a fund and a specific class are charged to that fund or class, other expenses are allocated proportionately among each fund within the Trust in relation to the net assets of each fund, or on another reasonable basis.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     MANAGER AND SUB-ADVISER ING Mutual Funds Management Co. LLC (the "Manager"), a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Group"), serves as the manager of the Fund pursuant to a Management Agreement with the Trust. The Fund pays the Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 0.25% of the average daily net assets of the Fund. The Manager has entered into a Sub-Advisory Agreement with ING Investment Management LLC (the "Sub-Adviser"), a wholly-owned indirect subsidiary of ING Group. Under the Sub-Advisory Agreement, the Sub-Adviser has full investment discretion and make all determinations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Sub-Advisory Agreement, the Manager pays to the Sub-Adviser a monthly fee based on an annual rate of 0.125% of the average daily net assets of the Fund.

     For the year ended October 31, 2000, the Manager was entitled to $932,291 and waived $500,057 of management fee. The Sub-Adviser was entitled to $466,145 and waived $250,029 of sub-advisory fee.



10  ING Money Market Fund Annual Report / October 31, 2000

     DISTRIBUTION PLAN AND SHAREHOLDER SERVICING PLAN The Trust, on behalf of the Fund, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Fund pays ING Funds Distributor, Inc. (the "Distributor") monthly, based on an annual rate of up to 0.50% of average daily net assets attributable to the Fund's Class A shares and 0.75% of average daily net assets attributable to the Fund's Class B, C, and X shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund.

     The Fund has adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of the Fund's average daily net assets to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates.

     For the year ended October 31, 2000, the Distributor waived part of the distribution fees. The distribution fees the Distributor was entitled to was $1,795,994 and the distribution fees waived was $1,375,764. The shareholder servicing fee the Fund paid to the Distributor was $892,631.

     In addition, there is a contingent deferred sales load ("CDSL") on Class B, C and X shares, which applies if redemption occurs within six years of purchase for the Class B and X shares and within one year of purchase for the Class C shares.

     For the year ended October 31, 2000, CDSL's paid to the Distributor were approximately $29,675 for Class B shares, $2,596 for Class C shares and $236 for Class X shares.

     OTHER TRANSACTIONS WITH AFFILIATES ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Fund pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, the Fund may pay ING Fund Services up to $40,000 for fund accounting services plus out of pocket expenses, $17 per account for transfer agent services plus out of pocket expenses and up to 0.25% of the Fund's average daily net assets annually for account servicing activities. For the year ended October 31, 2000, ING Fund Services waived part of the account servicing fees. The fees ING Fund was entitled to was $892,631 and the fees waived was $535,578.

4.   REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with U.S. banks or broker/dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will equal or exceed the repurchase price. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities.

5.   SHARES OF BENEFICIAL INTEREST

     At October 31, 2000, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.



                     ING Money Market Fund Annual Report / October 31, 2000   11

OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS
(continued)

Transactions in shares of each class were as follows:

                                      Year Ended October 31, 2000      Period Ended October 31, 1999
                                      ---------------------------      -----------------------------
ING MONEY MARKET FUND                    Shares          Amount           Shares           Amount
----------------------------------------------------------------------------------------------------
Class A Shares(1)
    Shares sold                       880,095,214    $ 880,095,214      325,378,899    $ 325,378,899
    Shares issued on reinvestment      19,495,251       19,495,251        3,010,550        3,010,550
    Shares redeemed                  (687,044,099)    (687,044,099)    (100,268,229)    (100,268,229)
                                     ------------    -------------     ------------    -------------
    Net increase                      212,546,366    $ 212,546,366      228,121,220    $ 228,121,220
-----------------------------------------------------------------------------------------------------
Class B Shares(1)
    Shares sold                        11,939,590    $  11,939,590        1,897,590    $   1,897,590
    Shares issued on reinvestment         120,224          120,224            7,368            7,368
    Shares redeemed                   (10,526,771)     (10,526,772)        (734,755)        (734,755)
                                     ------------    -------------     ------------    -------------
    Net increase                        1,533,043    $   1,533,042        1,170,203    $   1,170,203
-----------------------------------------------------------------------------------------------------
Class C Shares(1)
    Shares sold                         4,458,551    $   4,458,551          675,705    $     675,705
    Shares issued on reinvestment          38,998           38,998            5,450            5,450
    Shares redeemed                    (2,907,001)      (2,907,002)        (239,212)        (239,212)
                                     ------------    -------------     ------------    -------------
    Net increase                        1,590,548    $   1,590,547          441,943    $     441,943
-----------------------------------------------------------------------------------------------------
Class I Shares(2)
    Shares sold                        39,600,100    $  39,600,100        1,901,244    $   1,901,244
    Shares issued on reinvestment         863,004          863,004            5,232            5,232
    Shares redeemed                   (30,307,606)     (30,307,606)            --               --
                                     ------------    -------------     ------------    -------------
    Net increase                       10,155,498    $  10,155,498        1,906,476    $   1,906,476
-----------------------------------------------------------------------------------------------------
Class X Shares(3)
    Shares sold                         1,107,597    $   1,107,597        2,378,957    $   2,378,957
    Shares issued on reinvestment          21,226           21,226           19,653           19,653
    Shares redeemed                    (2,258,571)      (2,258,570)        (886,834)        (886,834)
                                     ------------    -------------     ------------    -------------
    Net increase (decrease)            (1,129,748)   $  (1,129,747)       1,511,776    $   1,511,776
-----------------------------------------------------------------------------------------------------

(1) Class A, B and C shares commenced operations on December 15, 1998.
(2) Class I shares commenced offering on October 13, 1999.
(3) Class X shares commenced offering on January 20, 1999.


6.   SUBSEQUENT EVENTS

     EFFECTIVE NOVEMBER 1, 2000, the Fund ceased offering Class X shares to new and existing investors. Any attempted purchases of Class X shares will be rejected and the proceeds returned to the investor. It is anticipated that existing Class X shares will be converted to Class B shares on or about the close of business on November 17, 2000.

     EFFECTIVE NOVEMBER 1, 2000, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities") became the named distributor of the Fund, and the distribution agreement between the Fund and ING Funds Distributor, Inc. terminated. ING Pilgrim Securities is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



12   ING Money Market Fund Annual Report / October 31, 2000

INDEPENDENT AUDITORS' REPORT



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF ING FUNDS TRUST:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ING Money Market Fund (one of the portfolios constituting ING Funds Trust) (the "Fund") as of October 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by confirmation of securities held by the custodian as of October 31, 2000 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at October 31, 2000, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.



                                                           /s/ Ernst & Young LLP

New York, New York
December 5, 2000







                     ING Money Market Fund Annual Report / October 31, 2000   13

ING Mutual Funds



BOARD OF TRUSTEES
    Blaine E. Rieke, Chairman of the Board
    Joseph N. Hankin
    Jack D. Rehm
    Richard A. Wedemeyer

OFFICERS
    Robert W. Stallings, Chief Executive
       Officer and President
    James M. Hennessy, Senior Executive
       Vice President, Chief Operating Officer
       and Secretary
    Stanley D. Vyner, Executive Vice President
    Mary Lisanti, Executive Vice President
    Michael J. Roland, Senior Vice President
    Robert S. Naka, Senior Vice President and
       Assistant Secretary
    Robyn L. Ichilov, Vice President

OFFICE OF THE FUNDS
    7337 East Doubletree Ranch Road
    Scottsdale, AZ  85258

MANAGER
    ING Mutual Funds Management Co. LLC
    1475 Dunwoody Drive
    West Chester, PA 19380-1478

DISTRIBUTOR
    ING Pilgrim Securities, Inc.
    7337 East Doubletree Ranch Road
    Scottsdale, AZ  85258

CUSTODIAN
    State Street Bank and Trust Company
    801 Pennsylvania Street
    Kansas City, MO  64105

TRANSFER AGENT
    DST Systems, Inc.
    P.O. Box 219368
    Kansas City, MO  64121-9368

INDEPENDENT AUDITORS
    Ernst & Young LLP
    787 Seventh Avenue
    New York, NY 10019

LEGAL COUNSEL
    Paul, Weiss, Rifkind, Wharton & Garrison
    1285 Avenue of the Americas
    New York, NY 10019-6064

SUB-ADVISER
    ING Investment Management LLC
    5780 Powers Ferry Road, N.W., Suite 300
    Atlanta, GA 30327




14   ING Money Market Fund Annual Report / October 31, 2000

ING MUTUAL FUNDS
A LIST OF FUND OBJECTIVES AND PRIMARY PORTFOLIOS


ING OFFERS A DIVERSE FUND FAMILY TO HELP MEET YOUR NEEDS AND LONG-TERM FINANCIAL GOALS. THESE INCLUDE U.S. STOCK, U.S. BOND AND A VARIETY OF GLOBAL AND INTERNATIONAL FUNDS. TO LEARN WHICH ING MUTUAL FUNDS BEST MEET YOUR INVESTMENT OBJECTIVES, CONTACT YOUR FINANCIAL ADVISOR FOR ADDITIONAL INFORMATION, INCLUDING A PROSPECTUS. YOU CAN ALSO CALL US TOLL FREE AT 1-800-334-3444 OR VISIT OUR WEB SITE AT www.ingfunds.com

STOCK FUNDS

                                              FUND OBJECTIVE              PRIMARY PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
    ING Internet Fund                         Capital appreciation        A non-diversified portfolio of Internet
                                                                          technology companies
------------------------------------------------------------------------------------------------------------------------------------
    ING Small Cap Growth Fund                 Growth of capital           Primarily small cap companies
------------------------------------------------------------------------------------------------------------------------------------
    ING Focus Fund                            Growth of capital           A non-diversified portfolio of stocks
------------------------------------------------------------------------------------------------------------------------------------
    ING Mid Cap Growth Fund                   Growth of capital           Primarily mid cap companies
------------------------------------------------------------------------------------------------------------------------------------
    ING Large Cap Growth Fund                 Growth of capital           Primarily large cap companies
------------------------------------------------------------------------------------------------------------------------------------
    ING Tax Efficient Equity Fund             High total return           A diversified portfolio of stocks
------------------------------------------------------------------------------------------------------------------------------------
    ING Growth &Income Fund                   High total return           Primarily income-producing stocks
------------------------------------------------------------------------------------------------------------------------------------


GLOBAL/INTERNATIONAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------
    STOCK FUNDS
------------------------------------------------------------------------------------------------------------------------------------
    ING Emerging Markets Equity Fund          Growth of capital           A diversified portfolio of emerging market stocks
------------------------------------------------------------------------------------------------------------------------------------
    ING Global Communications Fund            Growth of capital           A diversified portfolio of communications products & svcs
------------------------------------------------------------------------------------------------------------------------------------
    ING Global Information Technology Fund    Growth of capital           Primarily global information technology stocks
------------------------------------------------------------------------------------------------------------------------------------
    ING European Equity Fund                  Growth of capital           Primarily European companies
------------------------------------------------------------------------------------------------------------------------------------
    ING International Equity Fund             Growth of capital           Primarily companies outside of the U.S.
------------------------------------------------------------------------------------------------------------------------------------
    ING Global Brand Names Fund               Growth of capital           A non-diversified portfolio of multi-national
                                                                          companies with well-known brands

------------------------------------------------------------------------------------------------------------------------------------
    BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
    ING International Bond Fund               High total return           A non-diversified portfolio of bonds from
                                                                          issuers generally outside of the U.S.
------------------------------------------------------------------------------------------------------------------------------------

BOND FUNDS

------------------------------------------------------------------------------------------------------------------------------------
    ING High Yield Bond Fund                  High current income         Below-investment grade corporate bonds
                                              and total return
------------------------------------------------------------------------------------------------------------------------------------
    ING Intermediate Bond Fund                High current income         U.S. government and high-quality corporate bonds
------------------------------------------------------------------------------------------------------------------------------------
    ING National Tax-Exempt Bond Fund         High current tax-exempt     Diversified portfolio of municipal bonds
                                              income
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
    ING Money Market Fund                     High level of               1st tier commercial paper
                                              current income
------------------------------------------------------------------------------------------------------------------------------------



SHARES OF ING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

AMERICAS                                                               ING FUNDS


ING MUTUAL FUNDS
INFORMATION AND SERVICES


CUSTOMER SERVICE
REPRESENTATIVES
1-800-334-3444
MON - FRI 8:00am - 6:00pm

AUTOMATED FUND AND
ACCOUNT INFORMATION
1-800-334-3444
24 HOURS, 7 DAYS A WEEK

WEB SITE
www.ingfunds.com

TRANSFER AGENT
DST SYSTEMS, INC.
P.O. BOX 219368
KANSAS CITY, MO 64121-9368

THIS REPORT IS AUTHORIZED FOR USE ONLY WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT ING FUNDS PROSPECTUS, WHICH DESCRIBES IN GREATER DETAIL THE INVESTMENT POLICIES, MANAGEMENT FEES AND OTHER MATTERS OF INTEREST TO INVESTORS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT DOES NOT OFFER FOR SALE OR SOLICIT ORDERS TO BUY ANY SECURITY. IF USED AS SALES MATERIAL AFTER DECEMBER 31, 2000, THIS REPORT MUST BE ACCOMPANIED BY PERFORMANCE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

RS.0000.12/00

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